Revenue and Segment Information - Additional Information (Detail)	1 Months Ended	6 Months Ended
	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) PerformanceObligations	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Upfront Payments		$ 6,200,000
Revenue recognized		0	$ 8,500,000
Accounts receivable		0		$ 2,305,000
Remaining upfront payment and other receivables		3,800,000
Impairment loss on financial assets - expected credit loss		2,300,000	$ 0
License [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Revenue recognized		0
Initial Supply [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Revenue recognized		$ 0
LaunXP International [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Upfront Payments	$ 10,000,000
Number of performance obligations | PerformanceObligations		2
Maximum amount of eligible for regulatory and other pre-commercial milestones	$ 50,000,000
Percentage of royalties on net product sales	11.00%